Unaudited Interim Condensed Consolidated Statement of Cash Flows	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit/(loss) before income tax for the year	RM (1,780,930)	$ (422,771)	RM (1,881,960)	RM (5,650,449)	$ (1,262,529)	RM 9,793,147	RM 5,191,239
Adjustments for:
Depreciation of plant and equipment	1,293,080	306,963	124,775	581,489	129,927	204,739	321,257
Plant and equipment written off			32,779	32,779	7,324
Amortization of right-of-use assets	143,079	33,965	71,253	190,487	42,562	118,444	94,382
Extinguishment of right-of-use asset and lease liabilities			(3,188)	(3,189)	(713)	(4,692)
Imputed interests of lease liabilities	19,703	4,677	5,049	24,391	5,450	9,066	10,633
Allowance for expected credit losses on trade receivables	649,075	154,083		552,876	123,534		27,549
Reversal of allowance for expected credit losses on trade receivables	(376,000)	(89,258)
Impairment loss on contract asset			(10,787)	2,372,132	530,026	296,776
Fair value gain on derivative asset			(3,565)
Discount on convertible securities	689,549	163,691
Interest income	(58,456)	(13,877)	(34,881)	(102,605)	(22,926)	(47,255)
Finance cost	1,440,164	341,879	766,932	2,042,206	456,308	1,492,507	318,703
Unrealized foreign exchange (gains)/losses	(748,233)	(177,622)	(8,678)	(79,344)	(17,729)	3,375	(123,733)
Operating profit/(loss) before changes in working capital	1,271,031	301,730	(942,271)	(39,227)	(8,766)	11,866,107	5,840,030
Changes in operating assets and liabilities:
Contract assets	12,246,823	2,907,258	18,261,184	16,073,326	3,591,403	(33,005,996)	(15,543,055)
Trade receivables	(3,972,139)	(942,941)	(1,879,608)	(5,924,090)	(1,323,671)	(11,922,137)	(3,342,902)
Inventories	1,672,073	396,931	66,681	(1,185,472)	(264,880)	(275,996)	(963,151)
Other receivables and prepayment	(5,018,533)	(1,191,343)	(1,654,273)	(8,586,750)	(1,918,612)	(2,675,098)	(1,547,919)
Contract liabilities			2,581,199			(806,058)	600,058
Trade payables	(2,242,484)	(532,340)	(15,473,486)	(11,022,059)	(2,462,755)	19,827,253	13,428,639
Other payables and accrued liabilities	(18,804,175)	(4,463,899)	3,942,595	6,527,265	1,458,443	1,046,105	200,967
Cash flows generated from/(used in) operations	(14,847,404)	(3,524,604)	4,902,021	(4,157,007)	(928,838)	(15,945,820)	(1,327,333)
Income tax paid	(748,261)	(177,629)	(910,677)	(1,970,670)	(440,324)	(1,238,519)	(1,200,000)
Net cash generated from/(used in) operating activities	(15,595,665)	(3,702,233)	3,991,344	(6,127,677)	(1,369,162)	(17,184,339)	(2,527,333)
Investing activities
Interest income	58,456	13,877	34,881	102,605	22,926	47,255
Purchase of plant and equipment	(324,019)	(76,918)	(3,789,561)	(1,262,620)	(282,118)	(1,455,262)	(161,867)
Incorporation of a subsidiary company	1
Deposit pledged with licensed banks	(1,634,469)	(388,005)	(1,475,707)	(4,218,720)	(942,625)	(2,878,752)	(775,793)
Net cash used in investing activities	(1,900,031)	(451,046)	(5,230,387)	(5,378,735)	(1,201,817)	(4,286,759)	(937,660)
Financing activities
Proceeds from issuance of convertible securities	10,044,046	2,384,343
Proceeds from issuance of shares				7,355,973	1,643,609
Interest paid	(2,070,490)	(491,511)	(766,932)	(2,042,206)	(456,308)	(1,492,507)	(318,703)
Repayment of lease liabilities	(156,000)	(37,033)	(75,000)	(205,000)	(45,805)	(126,000)	(102,000)
Amount due from/(to) related parties	(3,073,460)	(729,605)	1,412,732	194,818	43,530	(2,749,137)	5,563,408
Proceeds from bank borrowings	19,951,926	4,736,362	3,616,009	8,615,141	1,924,957	20,327,604	4,381,512
Net cash provided by financing activities	24,696,022	5,862,556	4,186,809	13,918,726	3,109,983	15,959,960	9,524,217
Net increase in cash and cash equivalents	7,200,326	1,709,277	2,947,766	2,412,314	539,004	(5,511,138)	6,059,224
Cash and cash equivalents at beginning of period	4,563,108	1,019,575	1,945,602	1,945,602	434,723	7,455,953	1,289,799
Effects of exchange rate changes	276,082	65,539	10,902	205,192	45,848	787	106,930
Cash and cash equivalents at end of period	12,039,516	2,858,046	4,904,270	4,563,108	1,019,575	1,945,602	RM 7,455,953
Previously Reported
Financing activities
Cash and cash equivalents at beginning of period	RM 4,563,108	$ 1,083,230	RM 1,945,602	1,945,602
Cash and cash equivalents at end of period				RM 4,563,108	$ 1,083,230	RM 1,945,602